Cover	Mar. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2026
Entity File Number	001-37990
Entity Registrant Name	Cypherpunk Technologies Inc.
Entity Central Index Key	0001509745
Entity Tax Identification Number	27-4412575
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	47 Thorndike Street
Entity Address, Address Line Two	Suite B1-1
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	617
Local Phone Number	714-0360
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CYPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false